SGI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
May 31, 2021 (UNAUDITED)

	Number
	of Shares	Value
Common Stocks—98.7%
Aerospace/Defense—0.4%
Aerovironment, Inc.*	3,500	$383,705

Apparel—1.2%
Crocs, Inc.*	2,000	202,480
Fossil Group, Inc.*	21,700	306,404
Lakeland Industries, Inc.*	22,594	569,821
		1,078,705
Auto Manufacturers—0.2%
Hyliion Holdings Corp.*	19,300	202,843

Auto Parts & Equipment—0.3%
XPEL, Inc.*	3,450	282,900

Banks—2.0%
City Holding Co.	4,400	352,968
First Financial Corp.	3,800	172,444
German American Bancorp, Inc.	5,000	209,000
Great Southern Bancorp, Inc.	2,300	129,927
Metropolitan Bank Holding Corp.*	5,700	363,717
NBT Bancorp, Inc.	1,100	42,889
Nicolet Bankshares, Inc.*	3,200	253,760
Westamerica BanCorp	4,100	257,193
		1,781,898
Beverages—0.7%
National Beverage Corp.	12,400	619,132

Biotechnology—3.7%
AnaptysBio, Inc.*	5,700	136,059
Compugen Ltd.*	49,100	377,088
Curis, Inc.*	19,100	275,040
Evolus, Inc.*	24,100	260,762
Innoviva, Inc.*	3,700	49,765
Lexicon Pharmaceuticals, Inc.*	20,700	90,873
Oncternal Therapeutics, Inc.*	11,755	66,886
Puma Biotechnology, Inc.*	4,600	48,530
Rigel Pharmaceuticals, Inc.*	248,000	922,560
Surface Oncology, Inc.*	39,849	360,235
TransMedics Group, Inc.*	7,700	197,428
Travere Therapeutics, Inc.*	9,800	148,666
Veracyte, Inc.*	4,100	160,105
XOMA Corp.*	1,400	41,258
		3,135,255
Building Materials—3.6%
AAON, Inc.	9,900	655,875
AZEK Co., Inc., (The)*	15,500	674,715
Boise Cascade Co.	13,180	869,748
Gibraltar Industries, Inc.*	8,400	667,380
UFP Industries, Inc.	2,688	213,750
		3,081,468
Chemicals—0.8%
Quaker Chemical Corp.	1,800	436,590
Rogers Corp.*	1,315	246,365
		682,955
Commercial Services—6.1%
Alarm.com Holdings, Inc.*	1,000	81,880
American Public Education, Inc.*	7,200	201,600
Franklin Covey Co.*	5,800	179,800
FTI Consulting, Inc.*	6,000	825,300
Heidrick & Struggles International, Inc.	13,500	581,040
Kforce, Inc.	8,700	545,577
LiveRamp Holdings, Inc.*	4,000	200,960
Medifast, Inc.	3,342	1,110,379
Rent-A-Center, Inc.	5,900	364,679
ShotSpotter, Inc.*	4,100	166,911
Transcat, Inc.*	900	47,556
TriNet Group, Inc.*	6,900	519,846
Vectrus, Inc.*	8,400	428,568
		5,254,096
Computers—3.1%
Corsair Gaming, Inc.*	5,800	181,076
McAfee Corp., Class A	5,280	132,686
Mitek Systems, Inc.*	36,679	622,076
Rapid7, Inc.*	1,100	92,015
Tenable Holdings, Inc.*	21,700	907,060
Varonis Systems, Inc.*	8,500	410,550
Vocera Communications, Inc.*	7,000	236,040
		2,581,503
Distribution/Wholesale—1.1%
SiteOne Landscape Supply, Inc.*	2,600	447,304
Titan Machinery, Inc.*	16,200	497,016
		944,320
Diversified Financial Services—7.4%
AssetMark Financial Holdings, Inc.*	1,900	49,514
Cohen & Steers, Inc.	7,600	555,788
Greenhill & Co., Inc.	10,800	188,028
Houlihan Lokey, Inc.	11,900	891,191
Interactive Brokers Group, Inc., Class A	2,199	147,905
International Money Express, Inc.*	24,700	377,169
Nelnet, Inc., Class A	6,517	492,164
PJT Partners, Inc., Class A	9,698	706,208
PROG Holdings, Inc.	8,981	473,478
SLM Corp.	23,551	476,908
StepStone Group, Inc., Class A	15,669	496,707
StoneX Group, Inc.*	5,587	378,240
Virtu Financial, Inc., Class A	27,700	843,465
World Acceptance Corp.*	1,900	305,159
		6,381,924
Electric—0.2%
Avangrid, Inc.	3,200	168,576

Electrical Components & Equipment—0.7%
nLight, Inc.*	8,100	237,492
Orion Energy Systems, Inc.*	59,500	381,395
		618,887
Electronics—3.0%
Atkore, Inc.*	11,991	925,705
CyberOptics Corp.*	4,500	134,100
Itron, Inc.*	500	47,675
SYNNEX Corp.	1,100	139,260
Turtle Beach Corp.*	26,538	878,408
Vicor Corp.*	5,100	459,408
		2,584,556
Energy-Alternate Sources—0.3%
Alto Ingredients, Inc.*	46,300	308,821

Engineering & Construction—0.4%
Primoris Services Corp.	11,100	352,869

Food—2.0%
Albertsons Cos., Inc., Class A	2,300	44,137
BellRing Brands, Inc., Class A*	31,686	908,754
Sprouts Farmers Market, Inc.*	33,200	883,120
		1,836,011
Gas—0.5%
Chesapeake Utilities Corp.	4,000	458,240

Healthcare-Products—6.5%
Alpha Pro Tech Ltd.*	68,810	566,994
Cardiovascular Systems, Inc.*	2,100	82,299
CareDx, Inc.*	4,700	377,880
Cerus Corp.*	35,400	204,966
Globus Medical, Inc., Class A*	3,018	217,477
ICU Medical, Inc.*	2,384	496,015
Integra LifeSciences Holdings Corp.*	2,819	194,652
Natus Medical, Inc.*	22,375	599,650
Quanterix Corp.*	1,200	61,788
Quidel Corp.*	7,400	874,014
Retractable Technologies, Inc.*	8,700	79,083
Surmodics, Inc.*	3,900	206,895
Tactile Systems Technology, Inc.*	10,800	580,716
Tandem Diabetes Care, Inc.*	8,000	683,120
Zynex, Inc.*	29,700	452,034
		5,677,583
Healthcare-Services—2.0%
Accolade, Inc.*	2,900	146,421
Community Health Systems, Inc.*	15,900	226,893
Fulgent Genetics, Inc.*	3,200	237,024
Joint Corp., (The)*	11,400	810,312
SI-BONE, Inc.*	4,700	141,799
Vapotherm, Inc.*	3,400	67,252
		1,629,701
Home Builders—0.5%
Forestar Group, Inc.*	10,800	248,508
LCI Industries	1,113	165,893
		414,401
Home Furnishings—4.4%
Dolby Laboratories, Inc., Class A	3,000	292,620
Herman Miller, Inc.	7,100	339,380
iRobot Corp.*	6,800	664,360
Lovesac Co., (The)*	10,200	846,804
Purple Innovation, Inc.*	6,100	173,972
Sleep Number Corp.*	7,700	858,473
Sonos, Inc.*	17,007	629,259
		3,804,868
Household Products/Wares—0.5%
WD-40 Co.	1,800	440,640

Housewares—0.9%
Scotts Miracle-Gro Co., (The)	2,689	584,508
Tupperware Brands Corp.*	8,200	210,248
		794,756
Insurance—1.2%
Goosehead Insurance, Inc., Class A	6,600	593,142
Lemonade, Inc.*	1,500	135,705
White Mountains Insurance Group Ltd.	200	238,672
		967,519
Internet—6.3%
1-800-Flowers.com, Inc., Class A*	21,500	655,105
Angi, Inc.*	13,300	188,594
Cargurus, Inc.*	31,360	884,979
EverQuote, Inc., Class A*	16,600	523,398
Liquidity Services, Inc.*	19,700	471,027
MakeMyTrip Ltd.*	12,300	338,250
Mimecast Ltd.*	6,400	319,936
Net Element, Inc.*	20,317	209,875
QuinStreet, Inc.*	39,147	708,952
Shutterstock, Inc.	6,905	626,629
Stitch Fix, Inc., Class A*	8,800	470,448
Upwork, Inc.*	3,030	142,622
		5,539,815
Investment Companies—0.3%
TCG BDC, Inc.	18,600	250,356

Iron/Steel—1.1%
Schnitzer Steel Industries, Inc., Class A	17,635	960,755

Leisure Time—2.0%
Liberty TripAdvisor Holdings, Inc., Class A*	62,000	295,120
Nautilus, Inc.*	36,449	656,447
Vista Outdoor, Inc.*	15,494	675,383
		1,626,950
Machinery-Construction & Mining—0.4%
Argan, Inc.	6,311	309,870

Machinery-Diversified—0.9%
Applied Industrial Technologies, Inc.	4,403	431,318
Lindsay Corp.	1,900	312,797
		744,115
Media—0.8%
World Wrestling Entertainment, Inc., Class A	12,900	720,336

Metal Fabricate/Hardware—1.4%
Mueller Industries, Inc.	16,500	766,095
Olympic Steel, Inc.	7,900	282,425
Worthington Industries, Inc.	3,200	212,384
		1,260,904
Mining—0.7%
B2Gold Corp.	87,200	444,720
Kinross Gold Corp.	20,900	169,290
		614,010
Miscellaneous Manufacturing—0.8%
Smith & Wesson Brands, Inc.	32,300	686,698

Oil & Gas—0.6%
Comstock Resources, Inc.*	45,083	253,817
Texas Pacific Land Corp.	200	290,624
		544,441
Oil & Gas Services—1.2%
DMC Global, Inc.*	14,300	757,471
National Energy Services Reunited Corp.*	19,900	255,317
		1,012,788
Pharmaceuticals—6.5%
Agile Therapeutics, Inc.*	110,100	177,261
Antares Pharma, Inc.*	116,500	462,505
Catalyst Pharmaceuticals, Inc.*	107,200	592,816
Collegium Pharmaceutical, Inc.*	27,500	656,975
Corcept Therapeutics, Inc.*	3,500	75,600
Eagle Pharmaceuticals, Inc.*	10,819	428,649
Herbalife Nutrition Ltd.*	14,700	772,779
Ironwood Pharmaceuticals, Inc., Class A*	71,042	821,956
La Jolla Pharmaceutical Co.*	59,300	254,990
SELLAS Life Sciences Group, Inc.*	11,400	136,344
SIGA Technologies, Inc.*	5,900	41,595
Spero Therapeutics, Inc.*	26,400	382,800
USANA Health Sciences, Inc.*	7,951	840,739
		5,645,009
Real Estate—0.5%
eXp World Holdings, Inc.*	8,254	266,274
Fathom Holdings, Inc.*	3,700	122,174
		388,448
REITS—1.9%
Easterly Government Properties, Inc.	32,600	675,798
Equity Commonwealth	15,700	430,808
Life Storage, Inc.	2,900	288,376
Rexford Industrial Realty, Inc.	5,000	276,150
		1,671,132
Retail—5.0%
Citi Trends, Inc.*	1,600	133,344
Duluth Holdings, Inc., Class B*	15,900	255,990
El Pollo Loco Holdings, Inc.*	21,000	354,060
Haverty Furniture Cos., Inc.	16,200	744,228
Lumber Liquidators Holdings, Inc.*	13,512	307,803
MarineMax, Inc.*	13,422	690,294
Murphy USA, Inc.	5,000	674,050
Nu Skin Enterprises, Inc., Class A	7,343	441,755
Wingstop, Inc.	5,100	727,668
		4,329,192
Savings & Loans—0.1%
Waterstone Financial, Inc.	4,100	81,098

Software—5.6%
Appian Corp.*	1,300	117,624
Bandwidth, Inc., Class A*	5,700	674,253
Brightcove, Inc.*	12,300	178,350
Cloudera, Inc.*	59,100	760,026
Concentrix Corp.*	1,102	168,298
Dropbox, Inc., Class A*	14,567	398,408
Duck Creek Technologies, Inc.*	11,100	436,341
eGain Corp.*	44,701	448,798
Immersion Corp.*	33,900	289,845
Model N, Inc.*	1,100	39,237
Progress Software Corp.	9,900	441,243
Smith Micro Software, Inc.*	7,700	41,503
SVMK, Inc.*	19,900	387,055
Veritone, Inc.*	5,300	101,601
Verra Mobility Corp.*	30,500	434,625
		4,917,207
Telecommunications—3.4%
A10 Networks, Inc.*	78,125	760,156
Aviat Networks, Inc.*	14,300	528,528
Harmonic, Inc.*	82,500	575,025
NETGEAR, Inc.*	17,341	674,218
Ooma, Inc.*	15,500	300,855
		2,838,782
Transportation—3.8%
Covenant Logistics Group, Inc.*	3,800	85,538
Daseke, Inc.*	37,700	272,948
Genco Shipping & Trading Ltd.	20,700	327,060
Heartland Express, Inc.	37,400	678,810
Knight-Swift Transportation Holdings, Inc., Class A	8,900	424,797
Marten Transport Ltd.	24,700	421,382
Saia, Inc.*	1,300	299,208
Werner Enterprises, Inc.	15,300	734,247
		3,243,990
Water—1.7%
American States Water Co.	5,900	468,283
California Water Service Group	8,200	466,088
Middlesex Water Co.	5,900	507,164
		1,441,535
TOTAL COMMON STOCKS
(Cost $77,640,614)		85,295,563

Exchange Traded Funds—0.5%
iShares Core S&P Small-Cap ETF	3,300	372,405
iShares MSCI USA Small-Cap Min Vol Factor ETF	1,500	56,760
		429,165
TOTAL EXCHANGE TRADED FUNDS
(Cost $412,088)		429,165

SHORT-TERM INVESTMENTS—1.0%
U.S. Bank Money Market Deposit Account, 0.01%(a)		878,326
TOTAL SHORT-TERM INVESTMENTS
(Cost $878,326)		878,326
Total Investments—100.2%
(Cost $78,931,028)		86,603,054
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(178,993)
NET ASSETS—100.0%		$86,424,061

*	Non-income producing security
(a)	The rate shown is as of May 31, 2021.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Small Cap Growth Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Small Cap Growth Fund
Common Stocks	$85,295,563	$85,295,563	$-	$-
Exchange-Traded Funds	429,165	429,165	-	-
Short-Term Investments	878,326	878,326	-	-
Total Investments*	$86,603,054	$86,603,054	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.